Segment Information (Tables)	12 Months Ended
Dec. 31, 2023
Segment Information [Abstract]
Schedule of Operating Segments

	For the year ended December 31, 2023
	Wholly-Owned Programs $	Controlled Founded Entities $	Parent Company & Other $	Consolidated $
Contract revenue	—	750	—	750
Grant revenue	853	—	1,727	2,580
Total revenue	853	750	1,727	3,330
General and administrative expenses	(14,020)	(562)	(38,713)	(53,295)
Research and development expenses	(89,495)	(672)	(6,068)	(96,235)
Total operating expense	(103,516)	(1,233)	(44,781)	(149,530)
Operating income/(loss)	(102,662)	(483)	(43,054)	(146,199)
Income/expenses not allocated to segments
Other income/(expense):
Gain on deconsolidation of subsidiary				61,787
Gain/(loss) on investment held at fair value				77,945
Realized loss on sale of investments				(122)
Gain/(loss) on investment in notes from associates				(27,630)
Other income/(expense)				(908)
Total other income/(expense)				111,072
Net finance income/(costs)				5,078
Share of net income/(loss) of associates accounted for using the equity method				(6,055)
Income/(loss) before taxes				(36,103)
	As of December 31, 2023
Available Funds
Cash and cash equivalents	2,140	675	188,266	191,081
Short-term Investments	—	—	136,062	136,062
Consolidated cash, cash equivalents and short-term investments	2,140	675	324,328	327,143

	For the year ended December 31, 2022
	Wholly-Owned Programs $	Controlled Founded Entities $	Parent Company & Other $	Consolidated $
Contract revenue	—	1,500	590	2,090
Grant revenue	2,826	—	10,702	13,528
Total revenue	2,826	1,500	11,292	15,618
General and administrative expenses	(8,301)	(419)	(52,272)	(60,991)
Research and development expenses	(116,054)	(1,051)	(35,328)	(152,433)
Total Operating expenses	(124,355)	(1,470)	(87,600)	(213,425)
Operating income/(loss)	(121,529)	30	(76,308)	(197,807)
Income/expenses not allocated to segments
Other income/(expense):
Gain on deconsolidation				27,251
Gain/(loss) on investment held at fair value				(32,060)
Realized loss on sale of investments				(29,303)
Other income/(expense)				8,131
Total other income/(expense)				(25,981)
Net finance income/(costs)				138,924
Share of net income/(loss) of associate accounted for using the equity method				(27,749)
Gain on dilution of ownership interest in associate				28,220
Impairment of investment in associates				(8,390)
Income/(loss) before taxes				(92,783)
	As of December 31, 2022
Available Funds
Cash and cash equivalents	7,306	823	141,737	149,866
Short-term Investments	—	—	200,229	200,229
Consolidated cash, cash equivalents and short-term investments	7,306	823	341,966	350,095

	For the year ended December 31, 2021
	Wholly-Owned Programs $	Controlled Founded Entities $	Parent Company & Other $	Consolidated $
Contract revenue	8,129	1,500	350	9,979
Grant revenue	1,253	—	6,156	7,409
Total revenue	9,382	1,500	6,506	17,388
General and administrative expenses	(8,673)	(365)	(48,161)	(57,199)
Research and development expenses	(65,444)	(918)	(44,108)	(110,471)
Total operating expense	(74,118)	(1,284)	(92,269)	(167,671)
Operating income/(loss)	(64,736)	216	(85,763)	(150,282)
Income/expenses not allocated to segments
Other income/(expense):
Gain/(loss) on investment held at fair value				179,316
Realized loss on sale of investments				(20,925)
Other income/(expense)				1,592
Other income/(expense)				159,983
Net finance income/(costs)				5,050
Share of net income/(loss) of associate accounted for using the equity method				(73,703)
Income/(loss) before taxes				(58,953)